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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for seven of its series, Evergreen Alabama Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund for the quarter ended November 30, 2007. These seven series have a August 31 fiscal year end.

Date of reporting period: November 30, 2007

Item 1 - Schedule of Investment

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.3%
COMMUNITY DEVELOPMENT DISTRICT 2.6%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$975,000	$874,975

CONTINUING CARE RETIREMENT COMMUNITY 5.6%
Houston Cnty., AL Hlth. Care Auth. RB, Ser. A, 5.25%, 10/01/2030	1,000,000	1,035,590
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, First Mtge. of Salemtowne:
4.50%, 10/01/2012	575,000	560,102
4.625%, 10/01/2013	310,000	302,169

		1,897,861

EDUCATION 9.9%
Alabama Pub. Sch. & College Auth. RB:
Ser. A, 5.00%, 02/01/2012, (Insd. by AMBAC)	1,165,000	1,222,935
Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,059,470
University of South Alabama RRB, Capital Impt. Proj., 5.00%, 03/15/2023, (Insd. by FGIC)	1,000,000	1,042,640

		3,325,045

ELECTRIC REVENUE 3.2%
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	1,000,000	1,062,940

GENERAL OBLIGATION – STATE 3.4%
Puerto Rico Pub. Impt. Refunding GO, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,020,000	1,151,570

HOSPITAL 28.8%
Alabama Hlth. Care Facs. RB, DCH Hlth. Care Auth., 5.125%, 06/01/2036	1,500,000	1,496,655
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%, 11/15/2020	1,000,000	1,010,340
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, FRN, 4.64%, 06/01/2032	1,000,000	893,880
Ser. B, 5.75%, 06/01/2032	2,020,000	2,231,332
Lufkin, TX Hlth. Facs. Dev. Corp. Hlth. Sys. RB, Mem. Hlth. Sys. of East Texas, 5.50%, 02/15/2032	1,000,000	998,580
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Noland Hlth. Svcs., Inc., Ser. A, 5.25%, 12/01/2027	2,000,000	1,985,320
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by MBIA)	1,000,000	1,065,000

		9,681,107

INDUSTRIAL DEVELOPMENT REVENUE 7.1%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,430,985
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	969,160

		2,400,145

MISCELLANEOUS REVENUE 6.2%
Montgomery Cnty., AL Pub. Bldg. Auth. RB Warrants, 5.00%, 03/01/2021, (Insd. by MBIA)	1,050,000	1,114,775
Seminole Tribe of Florida Spl. Oblig. RB, Ser. A, 5.25%, 10/01/2027	1,000,000	958,090

		2,072,865

SALES TAX 3.1%
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by AMBAC)	1,000,000	1,042,800

SPECIAL TAX 7.8%
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,058,170
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,555,117

		2,613,287

TRANSPORTATION 5.0%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. AA, 5.50%, 07/01/2018, (Insd. by MBIA)	1,500,000	1,685,685

WATER & SEWER 13.6%
Alabama Drinking Water Fin. Auth. RB, Ser. A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,177,155
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,142,747
Mobile, AL Water & Sewer RB, 5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,173,095
West Morgan-East Lawrence, AL Water Auth. RB, 5.00%, 08/15/2024, (Insd. by FSA)	1,000,000	1,082,760

		4,575,757

Total Municipal Obligations (cost $32,384,581)		32,384,037

1

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø (cost $824,200)	824,200	$824,200

Total Investments (cost $33,208,781) 98.7%		33,208,237
Other Assets and Liabilities 1.3%		421,259

Net Assets 100.0%		$33,629,496

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Alabama	64.4%
Puerto Rico	11.7%
Texas	5.9%
Virgin Islands	4.7%
Florida	2.9%
Nebraska	2.7%
Nevada	2.6%
North Carolina	2.6%
Non-state specific	2.5%

100.0%

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $33,208,781. The gross unrealized appreciation and depreciation on securities based on tax cost was $550,702 and $551,246, respectively, with a net unrealized depreciation of $544.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

2

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 102.3%
AIRPORT 1.3%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$5,000,000	$4,730,550

COMMUNITY DEVELOPMENT DISTRICT 40.0%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036	5,000,000	4,132,750
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,595,000	2,176,686
Ser. B, 5.20%, 05/01/2014	1,145,000	1,059,320
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	985,000	877,507
Bay Laurel, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2037	3,560,000	2,959,642
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	69,000	68,912
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	1,085,000	1,088,505
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,700,000	2,732,346
Ser. B, 5.70%, 05/01/2010	1,545,000	1,545,541
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	945,000	998,251
Ser. B, 5.30%, 11/01/2009	155,000	154,603
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,930,000	2,068,381
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,945,000	2,997,745
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	995,000	1,054,939
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,465,000	1,422,588
6.375%, 05/01/2035	1,285,000	1,259,647
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,535,950
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	2,645,000	2,647,222
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	665,000	636,325
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	100,000	99,957
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,230,000	2,231,249
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,000,000	2,012,820
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	965,000	860,896
Ser. B, 5.10%, 11/01/2009	1,295,000	1,293,498
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,340,000	2,348,050
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,110,000	2,110,422
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	3,950,000	3,367,138
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,128,160
Indian Trace, FL CDD:
Spl. Assmt. RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,905,000	1,854,079
Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	1,790,000	1,886,105
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,000,000	2,999,760
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 05/01/2031	2,190,000	2,293,675
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,575,000	1,587,836
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,557,415	1,565,311
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	675,000	678,530
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,860,000	3,057,883
Ser. A, 7.65%, 05/01/2032	1,895,000	2,011,448
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037	3,050,000	2,593,628
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,500,000	1,150,005
Heron Bay Proj., 7.00%, 05/01/2019	1,477,000	1,488,594
Parkland Country Club, 5.45%, 05/01/2026	4,880,000	3,889,458
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,010,000	1,020,241
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,700,000	3,083,062

1

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	$540,000	$541,328
5.80%, 05/01/2026	5,000,000	4,955,100
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	430,000	433,943
Ser. A, 6.125%, 05/01/2035	975,000	917,768
Ser. B, 5.125%, 05/01/2009	740,000	728,130
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,090,000	896,907
Ser. B, 5.00%, 05/01/2011	2,680,000	2,544,204
Poinciana West Cmnty., FL Dev. Dist. Spl. Assmt. RB, 6.00%, 05/01/2037	1,750,000	1,664,302
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,615,000	4,772,556
Portico, FL CDD RB, 5.45%, 05/01/2037	5,000,000	4,134,950
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,090,000	2,684,963
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037	3,570,000	2,809,697
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,520,000	7,120,914
Tolomato Cmnty., FL Dev. Dist. Spl. Assmt. RB, 6.55%, 05/01/2027	2,000,000	1,971,800
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	1,945,000	1,874,416
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	3,057,800
Ser. B, 5.25%, 05/01/2016	1,335,000	1,162,732
Verano, FL CDD RB, Cmnty. Infrastructure Proj., Ser. B, 5.00%, 11/01/2013	2,950,000	2,602,431
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037	5,500,000	4,607,350
Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%, 05/01/2031	2,965,000	3,054,187
World Commerce Ctr. Florida CDD Spl. Assmt. RB:
5.50%, 05/01/2038	2,000,000	1,660,900
Ser. A-1, 6.50%, 05/01/2036	3,000,000	2,923,980
Ser. A-2, 6.125%, 05/01/2035	2,680,000	2,545,410

		141,694,433

CONTINUING CARE RETIREMENT COMMUNITY 33.0%
Alachua Cnty., FL IDRB, North Florida Retirement Vlg., 5.875%, 11/15/2036	5,000,000	4,880,950
Central Texas Hlth. Facs. Dev. Corp. RB:
Gleannloch Farms, Ser. A, 5.25%, 02/15/2016	500,000	488,885
Legacy at Willow Bend Proj., Ser. A, 5.25%, 11/01/2016	500,000	488,160
Erie Cnty., NY IDRB, Orchard Park, Inc. Proj., Ser. A:
5.00%, 11/15/2014	1,000,000	973,080
5.125%, 11/15/2016	1,485,000	1,436,812
Flagstaff, AZ IDRRB, Northern Arizona Sr. Living Cmnty., 5.50%, 07/01/2022	5,970,000	5,800,691
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,609,210
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	3,360,000	3,463,454
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,332,900
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,611,036
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RB, Cmnty. Foundation of Northwest Indiana Inc., 5.50%, 03/01/2027	4,370,000	4,364,450
Iowa Fin. Auth. Sr. Living RB, Deerfield Retirement Cmnty., Inc., Ser. A, 5.25%, 11/15/2037	3,690,000	3,377,494
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,365,000	3,401,174
6.375%, 10/01/2025	6,575,000	6,647,259
Lexington, VA IDA RRB, Residential Care Facs., Kendal at Lexington, Ser. A, 5.50%, 01/01/2037	2,190,000	2,062,980
Maryland Hlth. & Higher Edl. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. A, 5.30%, 01/01/2037	4,250,000	3,752,835
Minneapolis, MN Hsg. & Hlth. Care Facs. RB, Providence Proj., Ser. A, 5.625%, 10/01/2027	6,075,000	5,866,870

2

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
North Carolina Med. Care Cmnty. Retirement Facs. RB:
First Mtge. Southminister Proj., Ser. A, 5.75%, 10/01/2037	$4,000,000	$3,910,400
First Mtge. Vlg. At Brookwood, 5.25%, 01/01/2032	5,250,000	4,739,122
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,260,235
5.50%, 07/01/2032	1,000,000	934,870
5.50%, 07/01/2038	1,750,000	1,625,662
5.70%, 07/01/2026	2,000,000	1,941,920
Palm Beach Cnty., FL Hlth. Facs. Auth. RRB, Waterford Proj., 5.50%, 10/01/2015	6,500,000	6,582,875
South Carolina EDA Hlth. Care Facs. RRB, First Mtge. Lutheran Homes:
5.50%, 05/01/2028	1,200,000	1,116,504
5.625%, 05/01/2042	1,000,000	921,190
St. John’s Cnty., FL IDA RB:
Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,551,300
8.00%, 01/01/2023	4,500,000	4,996,170
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,543,342
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. Retirement Facs. RB, Buckingham Sr. Living Cmnty., Inc., 5.25%, 11/15/2016	2,965,000	2,892,595
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. Retirment Facs. RB:
Buckingham Sr. Living Cmnty., Inc., 5.75%, 11/15/2037	4,000,000	3,776,880
C.C. Young Mem. Home Proj., 5.75%, 02/15/2025	2,000,000	1,936,180
Vigo Cnty., IN Hosp. Auth. RB, Union Hosp. Inc., 5.75%, 09/01/2042	1,000,000	917,460
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	4,000,000	3,857,040
5.625%, 01/01/2038	4,100,000	3,892,253

		116,954,238

HOSPITAL 4.4%
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,735,000	3,853,138
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	825,000	876,117
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	7,684,320
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,091,350

		15,504,925

HOUSING 0.8%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,919,880

INDUSTRIAL DEVELOPMENT REVENUE 1.5%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,997,985
6.75%, 07/01/2029	2,380,000	2,409,179

		5,407,164

MISCELLANEOUS REVENUE 3.6%
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	3,010,000	3,258,144
Seminole Tribe, FL Spl. Obl. RB, Ser. A:
5.25%, 10/01/2027	9,000,000	8,622,810
5.75%, 10/01/2022	1,000,000	1,029,430

		12,910,384

PUBLIC FACILITIES 1.8%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,255,000	2,222,145
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,300,000	4,116,476

		6,338,621

3

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.1%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.45%, 12/01/2034	$3,000,000	$2,743,410
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A, 5.30%, 10/01/2035	1,000,000	886,090
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	302,355

		3,931,855

TOBACCO REVENUE 10.3%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Turbo, Ser. A-2, 6.50%, 06/01/2047 ‡	24,500,000	25,211,235
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Backed RB, Ser. A, 6.00%, 06/01/2034	11,300,000	11,181,689

		36,392,924

TRANSPORTATION 2.6%
Triborough Bridge & Tunnel Auth. New York RB, Ser. B, 5.00%, 01/01/2014 ‡	8,545,000	9,294,774

WATER & SEWER 1.9%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 05-B, 6.00%, 08/01/2025	2,015,000	2,119,941
Unit Dev. No. 09-B, 6.00%, 08/01/2029	2,600,000	2,735,408
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,815,000	1,860,666

		6,716,015

Total Municipal Obligations (cost $372,909,088)		362,795,763

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø (cost $3,017,685)	3,017,685	3,017,685

Total Investments (cost $375,926,773) 103.2%		365,813,448
Other Assets and Liabilities (3.2%)		(11,281,536)

Net Assets 100.0%		$354,531,912

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
EDA	Economic Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
TRAN	Tax Revenue Anticipation Note

4

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Florida	60.9%
Ohio	6.9%
Texas	4.7%
New York	3.2%
Michigan	3.1%
Maryland	2.6%
Georgia	2.4%
North Carolina	2.4%
Washington	2.1%
Minnesota	1.6%
Arizona	1.6%
Indiana	1.4%
Virginia	1.4%
Missouri	1.3%
Illinois	1.1%
Iowa	0.9%
South Carolina	0.8%
Colorado	0.8%
Non-state specific	0.8%

100.0%

At November 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$16,825,000	1.32%-2.26%	$34,506,009

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $375,926,773. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,791,902 and $16,905,227 respectively, with a net unrealized depreciation of $10,113,325.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140 ”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

5

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
COMMUNITY DEVELOPMENT DISTRICT 1.1%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$760,785
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	847,310

		1,608,095

CONTINUING CARE RETIREMENT COMMUNITY 6.3%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,062,461
First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2027	4,000,000	3,580,720
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	3,050,000	3,144,093
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,066,580

		8,853,854

EDUCATION 10.3%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,762,285
Barnesville-Lamar Cnty., GA IDA Student Hsg. Facs. RB, Gordon College Properties, Ser. A, 5.00%, 08/01/2025	2,000,000	2,004,360
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,117,524
TUFF CAUB, LLC Proj., Ser. A, 5.25%, 11/01/2028	2,000,000	1,857,300
Gainesville, GA Redev. Auth. Edl. Facs. RRB, Riverside Military Academy Proj.:
5.125%, 03/01/2027	3,500,000	3,355,030
5.125%, 03/01/2037	1,000,000	930,590
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	552,215
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%, 10/01/2020	1,000,000	1,005,440

		14,584,744

ELECTRIC REVENUE 3.4%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant Yates Proj., 4.35%, 09/01/2018, (Insd. by AMBAC)	2,000,000	2,002,620
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,185,030
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	535,420
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,084,740

		4,807,810

GENERAL OBLIGATION – LOCAL 2.4%
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	127,945
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,372,620
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	850,000	905,267

		3,405,832

HOSPITAL 14.2%
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	516,079
Chatham Cnty., GA Hosp. Auth. RB, Mem. Med. Ctr., 5.50%, 01/01/2034	2,000,000	1,914,540
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,900,000	2,820,279
5.25%, 12/01/2022	3,690,000	3,737,416
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Anticipation Cert., Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	533,810
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	620,662
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,117,540
Georgia Med. Ctr. Hosp. Auth. RRB, Spring Harbor Green Island Proj., 5.25%, 07/01/2027	2,625,000	2,382,949
Lexington Cnty., SC Hlth. Svcs. Dist. Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,663,830
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., The Med. Ctr. of Central Georgia Proj., Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,050,950

1

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Valdosta & Lowndes Cnty., GA Hosp. Auth. RB, South Georgia Med. Ctr. Proj.:
5.00%, 10/01/2022	$1,740,000	$1,782,004
5.00%, 10/01/2026	1,000,000	1,010,000

		20,150,059

HOUSING 18.7%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis, LLC Proj., Ser. A,
5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	3,000,000	3,106,980
Atlanta, GA Urban Residential Fin. Auth SFHRB, Ser. A, 4.50%, 12/01/2032	1,531,970	1,561,920
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,653,067
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,114,336
Sub. Ser. C-2, 4.45%, 12/01/2021	5,700,000	5,462,367
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	597,326
Georgia HFA SFHRRB, Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	732,453
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar Student Hsg., LLC
Proj., Ser. A:
5.00%, 02/01/2020	1,250,000	1,265,125
5.25%, 02/01/2035	2,000,000	2,000,900
5.375%, 02/01/2025	3,870,000	3,954,173

		26,448,647

INDUSTRIAL DEVELOPMENT REVENUE 4.5%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,227,330
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, 5.00%, 04/01/2033	1,000,000	898,050
Richmond Cnty., GA Dev. Auth. Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	3,000,000	2,730,840
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, 5.50%, 07/01/2016	1,500,000	1,573,110

		6,429,330

LEASE 12.3%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,817,552
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,252,953
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,376,107
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	1,975,489
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,058,620
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,376,231
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,409,899
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,701,950
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,529,025

		17,497,826

PRE-REFUNDED 2.1%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	500,000	541,875
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	550,015
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	435,115
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	536,985
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	865,000	902,308

		2,966,298

PUBLIC FACILITIES 0.9%
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,330,325

SALES TAX 1.5%
Metropolitan Atlanta Rapid Transit Auth. of Georgia Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	2,000,000	2,151,980

2

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 4.6%
Atlanta, GA Tax Allocation RRB, Atlantic State Proj.:
5.00%, 12/01/2023	$1,000,000	$1,048,130
5.25%, 12/01/2021	1,000,000	1,080,800
5.25%, 12/01/2022	1,000,000	1,076,570
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,381,525
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj., Ser. A, 5.125%, 03/01/2036	1,000,000	905,380
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,012,470

		6,504,875

TRANSPORTATION 1.5%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,041,520

WATER & SEWER 16.0%
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,384,730
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,103,889
Clayton Cnty., GA Water & Sewer RB, 6.25%, 05/01/2016	2,000,000	2,155,020
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,301,124
Coweta Cnty., GA Dev. Auth RB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2020 ‡	1,255,000	1,338,544
5.00%, 07/01/2021 ‡	1,095,000	1,162,154
5.00%, 07/01/2022 ‡	2,490,000	2,628,812
5.00%, 07/01/2023 ‡	2,615,000	2,747,336
5.00%, 07/01/2024 ‡	2,745,000	2,871,251
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,034,360
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	752,452
5.30%, 07/01/2018	1,250,000	1,256,825

		22,736,497

Total Municipal Obligations (cost $139,423,418)		141,517,692

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø (cost $708,631)	708,631	708,631

Total Investments (cost $140,132,049) 100.3%		142,226,323
Other Assets and Liabilities (0.3%)		(415,133)

Net Assets 100.0%		$141,811,190

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority

3

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

Summary of Abbreviations
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Georgia	89.4%
South Carolina	3.4%
Virgin Islands	2.1%
Florida	1.5%
Puerto Rico	1.0%
Virginia	1.0%
Nevada	0.6%
Maryland	0.5%
Non-state specific	0.5%

100.0%

At November 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$5,100,000	1.26%	$10,748,097

On November 30, 2007 the aggregate cost of securities for federal income tax purposes was $140,132,049. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,292,343 and $2,198,069, respectively, with a net unrealized appreciation of $2,094,274.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

4

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.2%
COMMUNITY DEVELOPMENT DISTRICT 3.7%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$279,000	$284,667
6.625%, 07/01/2025	1,000,000	1,014,380
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	935,000	982,853

		2,281,900

CONTINUING CARE RETIREMENT COMMUNITY 5.3%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Edenwald, Ser. A:
5.20%, 01/01/2024	1,000,000	960,970
5.40%, 01/01/2037	500,000	478,105
King Farm Presbyterian Cmnty., Ser. A, 5.25%, 01/01/2027	2,000,000	1,824,420

		3,263,495

EDUCATION 19.6%
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	304,935
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj., 5.375%, 07/01/2016	1,130,000	1,205,111
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	550,000	586,845
5.625%, 07/01/2020	680,000	716,536
5.625%, 07/01/2022	280,000	294,213
Goucher College, 5.375%, 07/01/2025	1,450,000	1,510,654
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	500,000	514,955
Loyola College, Ser. A, 5.125%, 10/01/2045	1,575,000	1,592,609
Maryland Institute College of Art, 5.00%, 06/01/2030	1,225,000	1,191,141
Washington Christian Academy, 5.50%, 07/01/2038	1,200,000	1,153,632
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	848,618
6.00%, 05/01/2035	1,000,000	1,013,070
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,099,768

		12,032,087

ELECTRIC REVENUE 1.7%
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	1,000,000	1,062,940

GENERAL OBLIGATION – LOCAL 8.5%
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 07/01/2018	2,500,000	2,700,500
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	1,175,000	1,245,230
5.125%, 10/01/2012	65,000	68,722
5.25%, 10/01/2019	1,150,000	1,222,599

		5,237,051

HOSPITAL 14.8%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	972,819
6.00%, 07/01/2017	830,000	879,625
6.00%, 07/01/2020	1,485,000	1,561,240
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,275,456
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,000,000	1,031,650
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	334,564
5.50%, 07/01/2022	350,000	359,961
5.75%, 07/01/2020	500,000	521,410
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,000,000	2,139,460

		9,076,185

1

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 7.2%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	$1,000,000	$1,004,530
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,023,100
5.875%, 07/01/2021	500,000	508,690
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,077,048
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	260,855
5.35%, 07/01/2021	500,000	508,940

		4,383,163

INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Maryland Econ. Dev. Corp. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.60%, 04/01/2016	2,500,000	2,459,100
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,674,208

		4,133,308

LEASE 0.7%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	308,000	424,193

MISCELLANEOUS REVENUE 2.4%
Maryland Econ. Dev. Corp. RB, Lutheran World Relief, 5.25%, 04/01/2019	400,000	417,676
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	985,000	1,066,203

		1,483,879

PRE-REFUNDED 15.5%
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	930,000	945,763
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,076,070
Baltimore, MD RRB, Water Proj., Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,661,025
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	529,525
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj., 6.00%, 06/01/2021	1,000,000	1,132,270
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	568,452
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,435,642
5.75%, 07/01/2021	1,000,000	1,083,600
6.625%, 07/01/2020	1,000,000	1,091,710

		9,524,057

TRANSPORTATION 0.5%
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	300,000	320,142

WATER & SEWER 10.6%
Baltimore, MD RRB, Water Proj., Ser. A, 6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,109,880
Washington, DC Suburban Sanitary Dist. RRB, Sewer Disposal Proj., 5.00%, 06/01/2012	5,000,000	5,362,250

		6,472,130

Total Investments (cost $58,196,960) 97.2%		59,694,530
Other Assets and Liabilities 2.8%		1,739,098

Net Assets 100.0%		$61,433,628

2

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

Summary of Abbreviations

CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GO	General Obligation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Maryland	94.1%
Pennsylvania	3.6%
Virginia	1.8%
District of Columbia	0.5%

100.0%

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $58,196,960. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,903,530 and $405,960, respectively, with a net unrealized appreciation of $1,497,570.

Valuation of investments:

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.3%
AIRPORT 0.6%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,874,595

CONTINUING CARE RETIREMENT COMMUNITY 11.0%
Iowa Fin. Auth. Sr. Living Facs. Deerfield Retirement Cmnty. RRB, Ser. A, 5.00%, 11/15/2021	1,000,000	915,180
North Carolina Med. Care Commission Hlth. Care Facs. RB, First Mtge.:
Forest At Duke, 5.125%, 09/01/2027	2,750,000	2,694,588
Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,053
Pines at Davidson Proj., Ser. A:
5.00%, 01/01/2017	980,000	1,004,853
5.00%, 01/01/2036	4,000,000	3,808,680
Presbyterian Homes:
5.40%, 10/01/2027	6,000,000	5,849,880
5.50%, 10/01/2031	2,000,000	1,937,900
Salemtowne:
5.00%, 10/01/2023	1,850,000	1,738,001
5.10%, 10/01/2030	2,710,000	2,471,357
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,702,177
Ser. C, 4.65%, 10/01/2034	2,000,000	1,994,320
First Mtge. Southminster Proj., Ser. A:
5.35%, 10/01/2020	1,730,000	1,706,195
5.45%, 10/01/2022	600,000	591,558
5.625%, 10/01/2027	5,650,000	5,559,995
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	3,637,335
Ser. C, 5.50%, 10/01/2032	4,500,000	4,255,290
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	992,050
5.00%, 07/01/2011	500,000	496,100
5.25%, 07/01/2012	750,000	752,693
6.375%, 07/01/2023	3,000,000	3,467,070
North Carolina Med. Care Commission RRB, First Presbyterian, Ser. B, 5.00%, 10/01/2016	1,000,000	976,220
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	3,500,000	3,374,910
5.625%, 01/01/2038	1,500,000	1,423,995

		54,100,400

EDUCATION 3.2%
University of Puerto Rico RB, 5.00%, 06/01/2024 ‡	15,410,000	15,537,441

ELECTRIC REVENUE 13.2%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,455,250
6.50%, 01/01/2018	3,750,000	4,392,412
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	1,995,054
Ser. B:
6.00%, 01/01/2022	5,415,000	6,152,036
7.00%, 01/01/2008	1,000,000	1,002,630
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	11,100,000	12,997,656
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,819,628
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	13,125,000	14,170,406
Ser. B:
6.375%, 01/01/2013	5,000,000	5,261,700
6.50%, 01/01/2020	9,000,000	9,521,100

		64,767,872

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 25.4%
North Carolina GO:
Pub. Impt., Ser. A:
5.00%, 03/01/2017, ROL +	$20,000,000	$21,633,200
5.00%, 03/01/2020	54,000,000	57,833,460
5.25%, 03/01/2023	15,000,000	16,667,850
Ser. A, 4.75%, 04/01/2014	11,035,000	11,304,806
Puerto Rico GO:
6.25%, 07/01/2009, (Insd. by MBIA)	220,000	230,254
6.25%, 07/01/2009, (Insd. by MBIA)	2,315,000	2,416,675
Pub. Impt., Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	13,005,000	14,682,515

		124,768,760

HOSPITAL 8.6%
Charlotte-Mecklenburg, NC Hosp. Auth. RB, Hlth. Care Sys., Ser. A:
5.00%, 01/15/2018, (Insd. by MBIA)	5,000,000	5,343,400
5.00%, 01/15/2019, (Insd. by MBIA)	4,500,000	4,784,355
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%, 12/01/2019	3,000,000	3,022,890
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,248,800
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.20%, 09/01/2009	150,000	152,550
North Carolina Med. Care Commission RB:
Gaston Mem. Hosp. Proj., 5.40%, 02/15/2011	2,000,000	2,046,340
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,840,032
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,512,552
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,056,950
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	1,130,000	1,133,616
5.75%, 10/01/2019	1,090,000	1,094,044
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,062,400
6.00%, 11/15/2030	1,500,000	1,530,345
6.00%, 11/15/2035	4,250,000	4,311,540

		42,139,814

HOUSING 3.5%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	385,000	388,889
North Carolina HFA RB:
Ser. 08-A:
5.95%, 01/01/2027	490,000	494,400
6.00%, 07/01/2011	355,000	363,769
6.10%, 07/01/2013	410,000	419,127
Ser. 09-A:
5.60%, 07/01/2016	2,405,000	2,455,385
5.875%, 07/01/2031	4,390,000	4,438,992
Ser. 14-A, 4.70%, 07/01/2013	1,350,000	1,377,931
Ser. 30-A, 5.10%, 07/01/2028	6,235,000	6,239,177
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	1,200,000	1,224,072

		17,401,742

INDUSTRIAL DEVELOPMENT REVENUE 7.7%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%, 12/01/2020	3,000,000	3,032,100
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	4,950,000	5,118,152
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	12,380,000	12,003,400
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	2,500,000	2,637,700
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	5,500,000	5,330,380

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2025, (LOC: JPMorgan Chase & Co.)	$1,000,000	$1,028,200
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,527,963

		37,677,895

LEASE 7.1%
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015 ‡	9,335,000	10,241,964
5.50%, 08/01/2017 ‡	10,390,000	11,285,722
5.50%, 08/01/2018 ‡	5,800,000	6,280,356
Durham, NC COP, New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,191,390
Ser. B, 5.25%, 12/01/2011	1,485,000	1,560,972
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,153,320
Winston-Salem, NC COP, Ser. C, 5.25%, 06/01/2015	1,980,000	2,110,779

		34,824,503

MISCELLANEOUS REVENUE 2.1%
Seminole Tribe, FL Spl. Oblig. RB, Ser. A, 5.50%, 10/01/2024	5,000,000	5,003,350
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,117,150

		10,120,500

PRE-REFUNDED 4.3%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	3,964,550
Ser. D:
5.50%, 06/01/2020	1,090,000	1,158,550
5.50%, 06/01/2025	3,000,000	3,188,670
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	3,910,000	4,424,439
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 5.75%, 07/01/2021	5,000,000	5,418,000
University of North Carolina Sys. Pool RB:
5.75%, 10/01/2013, (Insd. by AMBAC)	990,000	1,065,527
5.75%, 10/01/2014, (Insd. by AMBAC)	1,045,000	1,124,723
5.75%, 10/01/2015, (Insd. by AMBAC)	880,000	947,135

		21,291,594

SPECIAL TAX 5.1%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2018	15,000,000	16,747,350
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	8,000,000	8,021,120

		24,768,470

TOBACCO REVENUE 3.0%
Buckeye Ohio Tobacco Settlement RB, Ser. A-2:
5.875%, 06/01/2030	10,000,000	9,726,500
6.50%, 06/01/2047 ‡	5,000,000	5,145,150

		14,871,650

TRANSPORTATION 5.1%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. AA:
5.50%, 07/01/2018, (Insd. by MBIA)	10,000,000	11,237,900
5.50%, 07/01/2020	5,000,000	5,625,000
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	8,179,600

		25,042,500

WATER & SEWER 1.4%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,507,079
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,108,380
Winston-Salem, NC Water & Sewer Sys. RB, 4.875%, 06/01/2014	3,350,000	3,408,692

		7,024,151

Total Municipal Obligations (cost $485,440,535)		497,211,887

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø (cost $8,925,571)	8,925,571	$8,925,571

Total Investments (cost $494,366,106) 103.1%		506,137,458
Other Assets and Liabilities (3.1%)		(15,109,761)

Net Assets 100.0%		$491,027,697

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
+	Inverse floating rate security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2007:

North Carolina	68.0%
Puerto Rico	14.8%
Ohio	2.9%
Florida	2.0%
Kansas	1.6%
Minnesota	1.6%
South Carolina	1.4%
Maryland	1.1%
Texas	1.1%
Michigan	1.0%
Virgin Islands	1.0%
Washington	0.9%
Georgia	0.6%
Iowa	0.2%
Non-state specific	1.8%

100.0%

At November 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$22,970,000	1.01% – 2.57%	$48,490,633

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $494,366,106. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,594,529 and $3,823,177, respectively, with a net unrealized appreciation of $11,771,352.

4

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

5

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.0%
AIRPORT 1.7%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$305,721
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,306,600

		4,612,321

COMMUNITY DEVELOPMENT DISTRICT 1.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	760,785
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,500,000	1,270,965
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037	1,700,000	1,546,541

		3,578,291

CONTINUING CARE RETIREMENT COMMUNITY 2.5%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	835,000	860,760
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%, 10/01/2035	1,500,000	1,420,185
South Carolina Jobs EDA Hlth. Care Facs. RRB, First Mtge. Lutheran Homes:
5.00%, 05/01/2016	1,245,000	1,184,107
5.375%, 05/01/2021	1,650,000	1,555,785
5.50%, 05/01/2028	1,100,000	1,023,462
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr., 5.15%, 09/01/2024	725,000	701,242

		6,745,541

EDUCATION 24.0%
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%, 12/01/2025 ‡	10,000,000	10,626,250
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	565,423
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RB, 5.00%, 12/01/2030	8,530,000	8,542,283
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	2,042,260
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 5.25%, 12/01/2021	1,000,000	1,050,870
Kershaw Cnty., SC Pub. Sch. Dist. Installment Purchase Proj. RB:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,648,202
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,509,775
Lancaster, SC Edl. Assistance Program RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	7,893,760
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purchase RB:
5.25%, 12/01/2024	3,000,000	3,054,900
5.25%, 12/01/2030	3,500,000	3,504,515
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.00%, 12/01/2027	3,320,000	3,399,780
5.25%, 12/01/2024	2,110,000	2,192,374
5.25%, 12/01/2026	2,340,000	2,415,559
Newberry Cnty., SC Sch. Dist. RB, Investing in Children’s Ed. Proj.:
5.00%, 12/01/2030	2,000,000	1,920,780
5.25%, 12/01/2017	1,000,000	1,045,830
5.25%, 12/01/2024	1,855,000	1,882,825
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,257,223
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,394,549
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,528,640

		65,475,798

ELECTRIC REVENUE 4.7%
South Carolina Pub. Svcs. Auth. RB, Ser. A, 5.75%, 01/01/2015, (Insd. by MBIA)	1,000,000	1,059,140
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,011,330
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,475,835
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,748,754
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,531,602

		12,826,661

1

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 10.9%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	$1,200,000	$1,281,948
6.00%, 03/01/2016	1,325,000	1,415,484
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,335,633
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,027,410
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,195,090
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,684,672
Berkeley Cnty., SC Sch. Dist. GO:
5.50%, 01/15/2014, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,570,000	1,717,674
5.50%, 01/15/2016, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,100,000	1,203,466
5.50%, 01/15/2018, (Insd. by FSA & South Carolina State Dept. of Ed.)	9,715,000	10,628,793
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,034,752
5.50%, 04/01/2025	2,700,000	2,859,894
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	560,486
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	1,665,000	1,736,312
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,056,430
5.375%, 04/01/2020	1,005,000	1,061,712

		29,799,756

GENERAL OBLIGATION – STATE 0.4%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,117,430

HOSPITAL 14.9%
Denver, CO Hlth. & Hosp. Auth. RRB, Ser. A, 5.00%, 12/01/2018	3,000,000	3,028,140
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,321,834
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,714,185
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.00%, 11/01/2023	2,000,000	2,028,040
5.50%, 05/01/2024	2,085,000	2,312,724
6.00%, 11/01/2018	6,650,000	7,527,866
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,021,820
Ser. B, 5.625%, 01/01/2020	1,000,000	1,018,190
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,052,209
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%, 12/01/2029	1,265,000	1,263,356
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Ser. B, 5.00%, 10/01/2015	620,000	603,892
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.50%, 02/01/2011, (Insd. by FSA)	265,000	274,047
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,087,832
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,685,184
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,597,984
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,004,170
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,105,649
5.50%, 04/15/2017, (Insd. by FSA)	500,000	529,950
Virginia Small Business Funding Hosp. Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A, 5.25%, 09/01/2037	1,500,000	1,471,095

		40,648,167

2

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 2.7%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	$1,535,000	$1,492,910
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	240,000	242,911
6.35%, 07/01/2025, (Insd. by FHA)	195,000	197,241
6.55%, 07/01/2015	15,000	15,361
Ser. A-2, 5.30%, 07/01/2023	3,500,000	3,581,725
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	670,000	681,450
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,110,570

		7,322,168

INDUSTRIAL DEVELOPMENT REVENUE 3.7%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,081,800
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	751,178
Georgetown Cnty., SC Env. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	2,100,000	1,911,588
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A, 4.35%, 03/01/2031	4,000,000	4,029,640
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A:
4.60%, 09/01/2012	1,000,000	997,820
6.10%, 04/01/2023	325,000	336,092

		10,108,118

PRE-REFUNDED 14.7%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	487,016
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
5.875%, 12/01/2016	9,000,000	10,132,650
5.875%, 12/01/2017	2,000,000	2,251,700
5.875%, 12/01/2018	1,000,000	1,125,850
6.00%, 12/01/2020	5,000,000	5,657,850
6.00%, 12/01/2021	1,000,000	1,131,570
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,087,960
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,317,375
6.375%, 08/15/2027	1,500,000	1,696,740
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	763,638
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,186,236
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	264,743
6.75%, 01/01/2019, (Insd. by FGIC)	290,000	357,025
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	338,172
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,221,910
Western Carolina Regl. Sewer Auth., South Carolina RRB, 5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,048,865

		40,069,300

PUBLIC FACILITIES 1.3%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,671,567

RESOURCE RECOVERY 1.7%
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,049,650
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,549,260

		4,598,910

SPECIAL TAX 2.8%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,082,360
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	529,320
6.00%, 04/01/2015	1,000,000	1,056,910

3

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 11/01/2026	$1,500,000	$1,367,640
5.30%, 11/01/2035	2,500,000	2,215,225
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,518,705

		7,770,160

TRANSPORTATION 3.7%
Columbia, SC Parking Facs. RRB:
5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,003,880
Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty)	6,060,000	6,202,531
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,041,520

		10,247,931

UTILITY 0.4%
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,148,693

WATER & SEWER 7.6%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,747,768
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,840,787
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	762,999
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,637,323
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,848,661
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,157,166
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	528,335
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,028,962
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,260,337

		20,812,338

Total Investments (cost $262,941,149) 99.0%		270,553,150
Other Assets and Liabilities 1.0%		2,835,699

Net Assets 100.0%		$273,388,849

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TRAN	Tax Revenue Anticipation Note

4

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2007:

South Carolina	89.7%
Virginia	2.9%
District of Columbia	1.6%
Puerto Rico	1.6%
Colorado	1.1%
Virgin Islands	1.0%
Florida	0.8%
Nevada	0.5%
Georgia	0.3%
Maryland	0.3%
North Carolina	0.2%

100.0%

At November 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Amount	Interest Rate	Collateral for Floating-Rate Notes Oustanding

$2,500,000	1.52%	$10,626,250

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $263,136,594. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,594,136 and $2,177,580, respectively, with a net unrealized appreciation of $7,416,556.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

5

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.6%
AIRPORT 5.8%
Capital Region Virginia Arpt. Auth. RRB, Ser. A, 5.00%, 07/01/2024	$2,665,000	$2,772,320
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.75%, 10/01/2017	1,860,000	2,002,569
5.75%, 10/01/2018	6,680,000	7,192,022

		11,966,911

COMMUNITY DEVELOPMENT DISTRICT 4.0%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,190,000	6,300,863
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	499,000	509,135
6.625%, 07/01/2025	500,000	507,190
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	847,310

		8,164,498

CONTINUING CARE RETIREMENT COMMUNITY 12.5%
Albemarle Cnty., VA IDA Residential Care Facs. RRB, Westminster Canterbury:
5.00%, 01/01/2024	1,000,000	952,150
5.00%, 01/01/2031	2,250,000	2,057,153
Fairfax Cnty., VA EDA Residential Care Facs. RB, Goodwin House, Inc.:
5.00%, 10/01/2022	1,850,000	1,819,438
5.00%, 10/01/2027	1,000,000	952,760
5.125%, 10/01/2037	3,000,000	2,806,620
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	840,000	865,914
Henrico Cnty., VA EDA Residential Care Facs. RB, Virginia Baptist Homes, Ser. A, 4.50%, 07/01/2010	1,000,000	986,310
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury:
5.00%, 10/01/2027	600,000	582,324
5.00%, 10/01/2035	3,750,000	3,550,462
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B, 5.00%, 08/01/2028	5,000,000	4,985,050
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 5.00%, 01/01/2017	1,000,000	959,050
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge. Westminster Lake:
4.75%, 01/01/2016	500,000	482,720
5.125%, 01/01/2026	1,250,000	1,172,150
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr., 5.30%, 09/01/2031	3,630,000	3,496,815

		25,668,916

EDUCATION 6.1%
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027	1,470,000	1,513,527
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,822,013
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,224,819
Washington & Lee Univ. Proj., 5.25%, 01/01/2026, (Insd. by MBIA)	3,115,000	3,500,107
Virginia Pub. Sch. Auth. RB, Sch. Fin. Auth., Ser. A, 5.00%, 08/01/2013	1,250,000	1,330,325

		12,390,791

ELECTRIC REVENUE 2.5%
Puerto Rico Elec. Power Auth. RB, Ser. TT, 5.00%, 07/01/2023	5,000,000	5,095,150

GENERAL OBLIGATION – LOCAL 4.0%
Newport News, VA Refunding GO, Ser. B, 5.25%, 07/01/2021	2,470,000	2,788,333
Portsmouth, VA Pub. Impt. Refunding GO:
Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	418,810
Ser. B, 5.00%, 04/01/2022, (Insd. by MBIA)	1,000,000	1,063,240
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,145,140
5.50%, 01/15/2017, (Insd. by FSA)	500,000	535,670
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,180,014

		8,131,207

1

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 0.7%
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	$1,200,000	$1,366,080

HOSPITAL 16.5%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2011	1,410,000	1,486,704
Charlotte Cnty., VA IDA RB, Halifax Regl. Hosp., Inc:
5.00%, 09/01/2027	1,100,000	1,105,819
5.00%, 09/01/2037	3,000,000	2,954,100
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,023,700
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,664,619
5.50%, 07/01/2018	3,670,000	3,893,723
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,275,412
Virginia Small Business Funding Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A:
5.125%, 09/01/2022	1,000,000	1,009,480
5.25%, 09/01/2027	1,500,000	1,501,005
5.25%, 09/01/2037	4,000,000	3,922,920
Winchester, VA IDA Hosp. RB, Valley Hlth. Sys., 5.00%, 01/01/2026	10,680,000	10,882,600

		33,720,082

HOUSING 3.7%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,850,000	1,924,167
Fairfax Cnty., VA Redev. & Hsg. Auth. RB, Hsg. for the Elderly, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	505,735
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	507,595
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,019,470
Ser. C, 7.00%, 07/01/2029	1,530,000	1,564,226
Virginia HDA MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,020,760
Ser. I, 5.45%, 05/01/2018	500,000	510,500
Ser. O, 6.05%, 11/01/2017	500,000	506,480

		7,558,933

INDUSTRIAL DEVELOPMENT REVENUE 6.9%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A:
4.25%, 09/01/2030	5,000,000	5,021,850
4.35%, 03/01/2031	4,000,000	4,029,640
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,121,900
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%, 07/01/2022	2,000,000	1,847,640
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,006,500

		14,027,530

LEASE 7.9%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB, James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,050,150
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,076,030
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,205,154
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	1,145,000	1,213,437
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,567,569
New Kent Cnty., VA EDA Lease RB, Sch. & Govt. Proj., 5.00%, 02/01/2024	5,680,000	5,969,566
Prince William Cnty., VA IDA RRB, American Type Culture Collection Proj., 5.25%, 02/01/2018	1,175,000	1,296,565
Virginia Biotechnology Research Park RB:
Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,544,651
Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,306,272

		16,229,394

2

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 10.9%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	$2,655,000	$2,855,081
5.50%, 07/01/2015	680,000	736,950
5.50%, 07/01/2017	1,425,000	1,544,344
5.50%, 07/01/2018	1,000,000	1,083,750
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,550,000	1,605,118
Bristol, VA Util. Sys. RRB:
5.50%, 11/01/2018, (Insd. by FSA)	1,095,000	1,252,045
5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,160,560
Lunenburg Cnty., VA RB, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	832,162
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%, 08/15/2027	1,500,000	1,696,740
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,387,976
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017, (Insd. by AMBAC)	1,055,000	1,150,498
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	536,985
Staunton, VA RB, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,712,726
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,350,024
5.50%, 05/01/2016, (Insd. by MBIA)	1,070,000	1,157,954
5.50%, 05/01/2016, (Insd. by MBIA)	210,000	226,130

		22,289,043

PUBLIC FACILITIES 0.5%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,021,400

RESOURCE RECOVERY 1.9%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,883,152

SPECIAL TAX 4.1%
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	2,785,000	2,521,483
Ser. B, 5.45%, 03/01/2036	2,000,000	1,848,420
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,024,160
5.50%, 10/01/2018	2,000,000	2,024,940
5.50%, 10/01/2022	1,000,000	1,004,860

		8,423,863

TRANSPORTATION 3.3%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	1,000,000	1,020,760
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,659,671
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,166,560

		6,846,991

WATER & SEWER 5.3%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	320,000	320,256
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025	10,000,000	10,514,800

		10,835,056

Total Investments (cost $194,694,615) 96.6%		197,618,997
Other Assets and Liabilities 3.4%		6,940,066

Net Assets 100.0%		$204,559,063

3

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Virginia	84.9%
District of Columbia	4.7%
Puerto Rico	3.5%
Virgin Islands	3.0%
South Carolina	1.6%
Maryland	1.0%
Florida	0.5%
Georgia	0.4%
Nevada	0.4%

100.0%

On November 30, 2007, the aggregate cost of securities for federal income purposes was $194,727,525. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,921,823 and $2,030,351, respectively, with a net unrealized appreciation of $2,891,472.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: January 29, 2008

By:
Kasey Phillips Principal Financial Officer

Date: January 29, 2008